Consolidated Subsidiaries - Summary of Significant Restrictions on Abilities to Subsidiaries (Details) ₩ in Billions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Gyeonggi Green Energy Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Acquisition or disposal of assets of more than ￦35 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the Company.
Assets to which significant restrictions apply	₩ 35
Incheon Fuel Cell Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Acquisition or disposal of assets of more than ￦20 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the Company.
Assets to which significant restrictions apply	₩ 20
KOSPO Youngnam Power [Member]
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Dividends can only be paid when all conditions of the loan agreement are satisfied, or prior written consent of financial institutions is obtained. The Company’s shares cannot be wholly or partially transferred without prior written consent of financial institutions.
Jeongam Wind Power Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Dividends can only be paid when all conditions of the loan agreement are satisfied, and payments to the contracting party may be restricted depending on the financial management priority of the contract. The Company’s shares cannot be wholly or partially transferred without prior consent of other stakeholders including shareholders or financial institutions.
Gyeongju Wind Power Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Dividends and settlement amounts for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.
Korea Offshore Wind Power Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Principals and interest payments on subordinated loans or dividends and settlement amounts for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.